Trade and other receivables - current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 88,544	$ 106,972
Receivable from contracts with customers - TI Pool	169,339	193,945
Accrued income	13,706	11,421
Accrued interest	1,352	2,329
Deferred charges	17,601	20,388
Deferred fulfillment costs	2,278	1,587
Other receivables	11,414	12,578
Lease receivables	1,591	1,699
Derivatives	1,286	15,870
Total trade and other receivables	$ 307,111	$ 366,789